FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL RISK MANAGEMENT
45 FINANCIAL RISK MANAGEMENT
Financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and foreign exchange risk; liquidity risk and capital risk. Information about the Group’s exposure to each of the above risks and its capital can be found on pages 24 to 74. The following additional disclosures, which provide its quantitative information about the risks within financial instruments held or issued by the Group, should be read in conjunction with that earlier information.
(1)Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and measure the credit risk of loans and advances to customers and banks at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivative based transactions.
A.Maximum credit exposure
The maximum credit risk exposure of the Group and the Bank in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

The Group	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	5,950	—	5,950	4,852	—	4,852
Loans and advances to customers, net[2]	480,141	(2,762)	477,379	474,470	(2,792)	471,678
Debt securities, net[2]	5,137	—	5,137	5,325	—	5,325
Financial assets at amortised cost	491,228	(2,762)	488,466	484,647	(2,792)	481,855
Financial assets at fair value through other comprehensive income	27,260	—	27,260	24,617	—	24,617
Financial assets at fair value through profit or loss[3]:
Loans and advances	1,511	—	1,511	1,782	—	1,782
Debt securities, treasury and other bills	—	—	—	337	—	337
	1,511	—	1,511	2,119	—	2,119
Derivative assets	8,341	(3,373)	4,968	8,494	(4,177)	4,317

Off-balance sheet items:
Acceptances and endorsements	73	—	73	17	—	17
Other items serving as direct credit substitutes	221	—	221	279	—	279
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	—	2,070	2,274	—	2,274
Irrevocable commitments and guarantees	59,240	—	59,240	46,629	—	46,629
	61,604	—	61,604	49,199	—	49,199
	589,944	(6,135)	583,809	569,076	(6,969)	562,107

The Bank	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	5,656	—	5,656	4,453	—	4,453
Loans and advances to customers, net[2]	178,269	(2,156)	176,113	177,569	(2,123)	175,446
Debt securities, net[2]	4,315	—	4,315	5,241	—	5,241
Financial assets at amortised cost	188,240	(2,156)	186,084	187,263	(2,123)	185,140
Financial assets at fair value through other comprehensive income	24,647	—	24,647	22,160	—	22,160
Financial assets at fair value through profit or loss[3]:
Loans and advances	517	—	517	362	—	362
Debt securities, treasury and other bills	1,203	—	1,203	337	—	337
	1,720	—	1,720	699	—	699
Derivative assets	12,595	(2,752)	9,843	13,638	(3,312)	10,326

Off-balance sheet items:
Acceptances and endorsements	73	—	73	16	—	16
Other items serving as direct credit substitutes	203	—	203	259	—	259
Performance bonds, including letters of credit, and other transaction-related contingencies	1,817	—	1,817	2,014	—	2,014
Irrevocable commitments and guarantees	32,847	—	32,847	27,672	—	27,672
	34,940	—	34,940	29,961	—	29,961
	262,142	(4,908)	257,234	253,721	(5,435)	248,286
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Amounts shown net of related impairment allowances.
3Excluding equity shares.
B.Concentrations of exposure
The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products.
At 31 December 2020 the most significant concentrations of exposure were in mortgages (comprising 63 per cent of total loans and advances to customers) and to financial, business and other services (comprising 16 per cent of the total).
Loans and advances to customers

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Agriculture, forestry and fishing	7,835	7,557	3,039	2,949
Energy and water supply	1,274	1,423	1,189	1,328
Manufacturing	4,455	4,869	3,770	3,811
Construction	5,046	4,190	4,022	3,255
Transport, distribution and hotels	14,229	12,657	10,160	8,350
Postal and telecommunications	2,261	1,679	1,689	1,130
Property companies	25,092	26,736	21,629	22,982
Financial, business and other services	77,271	73,087	73,987	68,461
Personal:
Mortgages[1]	305,966	298,294	49,574	52,341
Other	25,295	29,165	8,502	10,060
Lease financing	1,047	1,536	30	93
Hire purchase	16,071	16,440	2,959	3,982
Total loans and advances to customers before allowance for impairment losses	485,842	477,633	180,550	178,742
Allowance for impairment losses (note 16)	(5,701)	(3,163)	(2,281)	(1,173)
Total loans and advances to customers	480,141	474,470	178,269	177,569
1Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK-based and as a result an analysis of credit risk exposures by geographical region is not provided.
C.Credit quality of assets
Loans and advances
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12 month values, with the exception of credit impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100%	CMS 20-23	100%
Stage 3 assets of the Group include balances of £179 million (2019: £205 million) (with outstanding amounts due of £732 million (2019: £1,700 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets of the Group with a carrying amount of £22,200 million (2019: £219 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2020 and 2019, assets that had been previously modified whilst classified as Stage 2 or Stage 3 and were classified as Stage 1 were not material.

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	5,951	—	—	—	5,951	4	—	—	—	4
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	5,954	—	—	—	5,954	4	—	—	—	4
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

The Group - Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	22,218	177	—	—	22,395	23	2	—	—	25
CMS 11-14	30,023	6,662	—	—	36,685	135	106	—	—	241
CMS 15-18	4,656	6,430	—	—	11,086	96	397	—	—	493
CMS 19	—	669	—	—	669	—	129	—	—	129
CMS 20-23	—	—	3,485	—	3,485	—	—	1,273	—	1,273
	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other
RMS 1-6	822	12	—	—	834	9	—	—	—	9
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	59	—	59	—	—	12	—	12
	822	12	59	—	893	9	—	12	—	21
CMS 1-10	56,362	—	—	—	56,362	—	—	—	—	—
CMS 11-14	236	—	—	—	236	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	56,600	—	10	—	56,610	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other[1]	57,422	12	69	—	57,503	409	—	12	—	421
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
1Principally comprises reverse repurchase agreement balances.

The Group - Gross undrawn exposures and expected credit loss allowances	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

The Group - Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	29,039	—	—	—	29,039	13	—	—	—	13
CMS 11-14	9,612	1,614	—	—	11,226	31	16	—	—	47
CMS 15-18	934	1,291	—	—	2,225	16	47	—	—	63
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	14	—	14
	39,585	2,997	195	—	42,777	60	75	14	—	149
Other
RMS 1-6	299	—	—	—	299	1	—	—	—	1
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	1	—	—	—	1
CMS 1-10	501	—	—	—	501	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	501	—	—	—	501	—	—	—	—	—
Total loans and advances to customers	125,625	7,619	280	74	133,598	191	221	14	—	426

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial	39,585	2,997	195	—	42,777	60	75	14	—	149
Other	800	—	—	—	800	1	—	—	—	1
Total loans and advances to customers	125,625	7,619	280	74	133,598	191	221	14	—	426

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	4,852	—	—	—	4,852	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	4,852	—	—	—	4,852	—	—	—	—	—
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	257,028	13,494	—	—	270,522	23	183	—	—	206
RMS 7-9	15	2,052	—	—	2,067	—	39	—	—	39
RMS 10	—	414	—	—	414	—	13	—	—	13
RMS 11-13	—	975	—	—	975	—	46	—	—	46
RMS 14	—	—	1,506	13,714	15,220	—	—	122	142	264
	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Retail - credit cards
RMS 1-6	14,744	729	—	—	15,473	103	25	—	—	128
RMS 7-9	1,355	556	—	—	1,911	49	54	—	—	103
RMS 10	32	105	—	—	137	3	19	—	—	22
RMS 11-13	1	291	—	—	292	—	91	—	—	91
RMS 14	—	—	385	—	385	—	—	125	—	125
	16,132	1,681	385	—	18,198	155	189	125	—	469
Retail - loans and overdrafts
RMS 1-6	7,406	368	—	—	7,774	84	17	—	—	101
RMS 7-9	1,321	363	—	—	1,684	55	38	—	—	93
RMS 10	44	85	—	—	129	4	15	—	—	19
RMS 11-13	17	315	—	—	332	3	102	—	—	105
RMS 14	—	—	293	—	293	—	—	108	—	108
	8,788	1,131	293	—	10,212	146	172	108	—	426
Retail - UK Motor Finance
RMS 1-6	13,568	1,297	—	—	14,865	203	30	—	—	233
RMS 7-9	314	368	—	—	682	10	15	—	—	25
RMS 10	—	99	—	—	99	—	10	—	—	10
RMS 11-13	2	178	—	—	180	1	32	—	—	33
RMS 14	—	—	150	—	150	—	—	84	—	84
	13,884	1,942	150	—	15,976	214	87	84	—	385
Retail - other
RMS 1-6	9,762	395	—	—	10,157	25	10	—	—	35
RMS 7-9	8	420	—	—	428	—	26	—	—	26
RMS 10	—	7	—	—	7	—	—	—	—	—
RMS 11-13	134	23	—	—	157	—	1	—	—	1
RMS 14	—	—	150	—	150	—	—	51	—	51
	9,904	845	150	—	10,899	25	37	51	—	113
Total Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961

The Group - Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	43,104	356	—	—	43,460	27	2	—	—	29
CMS 11-14	25,341	2,312	—	—	27,653	50	37	—	—	87
CMS 15-18	1,793	3,089	—	—	4,882	13	171	—	—	184
CMS 19	—	168	—	—	168	—	16	—	—	16
CMS 20-23	—	—	3,135	—	3,135	—	—	859	—	859
	70,238	5,925	3,135	—	79,298	90	226	859	—	1,175
Other
RMS 1-6	768	46	—	—	814	16	1	—	—	17
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	28	—	28	—	—	10	—	10
	768	46	28	—	842	16	1	10	—	27
CMS 1-10	53,010	—	—	—	53,010	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	53,010	—	—	—	53,010	—	—	—	—	—
Total loans and advances to customers	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163

In respect of:
Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961
Commercial	70,238	5,925	3,135	—	79,298	90	226	859	—	1,175
Other[1]	53,778	46	28	—	53,852	16	1	10	—	27
Total loans and advances to customers	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures					Expected credit loss allowance
The Group - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	12,242	62	—	—	12,304	1	—	—	—	1
RMS 7-9	1	1	—	—	2	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	8	79	87	—	—	—	—	—
	12,243	63	8	79	12,393	1	—	—	—	1
Retail - credit cards
RMS 1-6	54,216	1,762	—	—	55,978	44	21	—	—	65
RMS 7-9	293	162	—	—	455	4	3	—	—	7
RMS 10	3	28	—	—	31	—	1	—	—	1
RMS 11-13	1	44	—	—	45	—	4	—	—	4
RMS 14	—	—	75	—	75	—	—	—	—	—
	54,513	1,996	75	—	56,584	48	29	—	—	77
Retail - loans and overdrafts
RMS 1-6	6,437	224	—	—	6,661	12	3	—	—	15
RMS 7-9	96	56	—	—	152	2	5	—	—	7
RMS 10	2	11	—	—	13	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	11	—	—	11
RMS 14	—	—	8	—	8	—	—	—	—	—
	6,535	320	8	—	6,863	14	21	—	—	35
Retail - UK Motor Finance
RMS 1-6	1,181	—	—	—	1,181	2	—	—	—	2
RMS 7-9	193	4	—	—	197	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,374	4	—	—	1,378	2	—	—	—	2
Retail - other
RMS 1-6	1,240	—	—	—	1,240	11	—	—	—	11
RMS 7-9	—	62	—	—	62	—	3	—	—	3
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	2	—	2	—	—	—	—	—
	1,240	62	2	—	1,304	11	3	—	—	14
Total Retail	75,905	2,445	93	79	78,522	76	53	—	—	129

The Group - Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	31,014	76	—	—	31,090	7	—	—	—	7
CMS 11-14	5,105	850	—	—	5,955	7	9	—	—	16
CMS 15-18	258	326	—	—	584	1	13	—	—	14
CMS 19	—	43	—	—	43	—	2	—	—	2
CMS 20-23	—	—	5	—	5	—	—	5	—	5
	36,377	1,295	5	—	37,677	15	24	5	—	44
Other
RMS 1-6	235	—	—	—	235	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	235	—	—	—	235	—	—	—	—	—
CMS 1-10	—	—	—	—	—	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—	—	—
Total loans and advances to customers	112,517	3,740	98	79	116,434	91	77	5	—	173

In respect of:
Retail	75,905	2,445	93	79	78,522	76	53	—	—	129
Commercial	36,377	1,295	5	—	37,677	15	24	5	—	44
Other	235	—	—	—	235	—	—	—	—	—
Total loans and advances to customers	112,517	3,740	98	79	116,434	91	77	5	—	173

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	5,660	—	—	5,660	4	—	—	4
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	5,660	—	—	5,660	4	—	—	4
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	41,423	4,152	—	45,575	8	24	—	32
RMS 7-9	2	1,442	—	1,444	—	11	—	11
RMS 10	—	137	—	137	—	3	—	3
RMS 11-13	—	946	—	946	—	18	—	18
RMS 14	—	—	568	568	—	—	32	32
	41,425	6,677	568	48,670	8	56	32	96
Retail - credit cards
RMS 1-6	2,248	363	—	2,611	18	17	—	35
RMS 7-9	290	342	—	632	14	45	—	59
RMS 10	2	94	—	96	—	22	—	22
RMS 11-13	—	134	—	134	—	57	—	57
RMS 14	—	—	88	88	—	—	40	40
	2,540	933	88	3,561	32	141	40	213
Retail - loans and overdrafts
RMS 1-6	2,930	162	—	3,092	44	8	—	52
RMS 7-9	1,109	265	—	1,374	56	30	—	86
RMS 10	64	102	—	166	7	21	—	28
RMS 11-13	22	266	—	288	4	102	—	106
RMS 14	—	—	173	173	—	—	84	84
	4,125	795	173	5,093	111	161	84	356
Retail - UK Motor Finance
RMS 1-6	382	40	—	422	7	2	—	9
RMS 7-9	6	18	—	24	—	1	—	1
RMS 10	—	9	—	9	—	2	—	2
RMS 11-13	—	13	—	13	—	5	—	5
RMS 14	—	—	44	44	—	—	26	26
	388	80	44	512	7	10	26	43
Retail - other
RMS 1-6	5,173	188	—	5,361	9	11	—	20
RMS 7-9	2,186	214	—	2,400	10	32	—	42
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	345	395	—	740	—	35	—	35
RMS 14	—	—	123	123	—	—	37	37
	7,704	797	123	8,624	19	78	37	134
Total Retail	56,182	9,282	996	66,460	177	446	219	842

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	17,907	175	—	18,082	20	—	—	20
CMS 11-14	22,449	5,928	—	28,377	114	94	—	208
CMS 15-18	3,722	5,548	—	9,270	76	332	—	408
CMS 19	—	549	—	549	—	101	—	101
CMS 20-23	—	—	1,865	1,865	—	—	496	496
	44,078	12,200	1,865	58,143	210	527	496	1,233
Other
RMS 1-6	230	12	—	242	2	1	—	3
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	6	6	—	—	3	3
	230	12	6	248	2	1	3	6
CMS 1-10	55,595	—	—	55,595	—	—	—	—
CMS 11-14	104	—	—	104	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	55,699	—	—	55,699	—	—	—	—
Central overlay	—	—	—	—	200	—	—	200
Total loans and advances to customers	156,189	21,494	2,867	180,550	589	974	718	2,281

In respect of:
Retail	56,182	9,282	996	66,460	177	446	219	842
Commercial	44,078	12,200	1,865	58,143	210	527	496	1,233
Other[1]	55,929	12	6	55,947	202	1	3	206
Total loans and advances to customers	156,189	21,494	2,867	180,550	589	974	718	2,281
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	1,720	—	—	1,720	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,720	—	—	1,720	—	—	—	—
Retail - credit cards
RMS 1-6	14,814	1,081	—	15,895	17	19	—	36
RMS 7-9	154	154	—	308	3	4	—	7
RMS 10	3	21	—	24	—	1	—	1
RMS 11-13	—	24	—	24	—	2	—	2
RMS 14	—	—	13	13	—	—	—	—
	14,971	1,280	13	16,264	20	26	—	46
Retail - loan and overdrafts
RMS 1-6	3,414	99	—	3,513	8	4	—	12
RMS 7-9	160	74	—	234	4	8	—	12
RMS 10	8	22	—	30	1	4	—	5
RMS 11-13	2	42	—	44	—	12	—	12
RMS 14	—	—	10	10	—	—	—	—
	3,584	237	10	3,831	13	28	—	41
Retail - UK Motor Finance
RMS 1-6	24	—	—	24	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	24	—	—	24	—	—	—	—
Retail - other
RMS 1-6	923	18	—	941	6	2	—	8
RMS 7-9	131	31	—	162	8	12	—	20
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	10	—	6	—	6
RMS 14	—	—	1	1	—	—	—	—
	1,054	59	1	1,114	14	20	—	34
Total Retail	21,353	1,576	24	22,953	47	74	—	121

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	27,598	—	—	27,598	14	—	—	14
CMS 11-14	8,105	1,239	—	9,344	26	13	—	39
CMS 15-18	829	1,057	—	1,886	13	41	—	54
CMS 19	—	54	—	54	—	7	—	7
CMS 20-23	—	—	189	189	—	—	8	8
	36,532	2,350	189	39,071	53	61	8	122
Other
RMS 1-6	242	—	—	242	2	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	242	—	—	242	2	—	—	2
CMS 1-10	500	—	—	500	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	500	—	—	500	—	—	—	—
Total loans and advances to customers	58,627	3,926	213	62,766	102	135	8	245

In respect of:
Retail	21,353	1,576	24	22,953	47	74	—	121
Commercial	36,532	2,350	189	39,071	53	61	8	122
Other	742	—	—	742	2	—	—	2
Total loans and advances to customers	58,627	3,926	213	62,766	102	135	8	245

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	4,453	—	—	4,453	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	4,453	—	—	4,453	—	—	—	—
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	46,904	2,972	—	49,876	2	28	—	30
RMS 7-9	—	510	—	510	—	7	—	7
RMS 10	—	116	—	116	—	3	—	3
RMS 11-13	—	291	—	291	—	9	—	9
RMS 14	—	—	558	558	—	—	30	30
	46,904	3,889	558	51,351	2	47	30	79
Retail - credit cards
RMS 1-6	3,568	146	—	3,714	22	6	—	28
RMS 7-9	363	183	—	546	14	20	—	34
RMS 10	12	38	—	50	1	7	—	8
RMS 11-13	—	90	—	90	—	30	—	30
RMS 14	—	—	92	92	—	—	31	31
	3,943	457	92	4,492	37	63	31	131
Retail - loans and overdrafts
RMS 1-6	4,018	152	—	4,170	47	7	—	54
RMS 7-9	774	199	—	973	32	21	—	53
RMS 10	26	51	—	77	3	9	—	12
RMS 11-13	8	184	—	192	2	59	—	61
RMS 14	—	—	168	168	—	—	62	62
	4,826	586	168	5,580	84	96	62	242
Retail - UK Motor Finance
RMS 1-6	1,076	135	—	1,211	21	4	—	25
RMS 7-9	22	54	—	76	1	3	—	4
RMS 10	—	17	—	17	—	2	—	2
RMS 11-13	—	34	—	34	—	7	—	7
RMS 14	—	—	60	60	—	—	32	32
	1,098	240	60	1,398	22	16	32	70
Retail - other
RMS 1-6	1,958	156	—	2,114	18	4	—	22
RMS 7-9	7	281	—	288	—	20	—	20
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	105	105	—	—	35	35
	1,965	437	105	2,507	18	24	35	77
Total Retail	58,736	5,609	983	65,328	163	246	190	599

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	32,465	380	—	32,845	25	1	—	26
CMS 11-14	20,141	2,030	—	22,171	40	33	—	73
CMS 15-18	1,462	2,519	—	3,981	10	145	—	155
CMS 19	—	111	—	111	—	10	—	10
CMS 20-23	—	—	1,400	1,400	—	—	309	309
	54,068	5,040	1,400	60,508	75	189	309	573
Other
RMS 1-6	267	32	—	299	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	2	2	—	—	1	1
	267	32	2	301	—	—	1	1
CMS 1-10	52,605	—	—	52,605	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	52,605	—	—	52,605	—	—	—	—
Total loans and advances to customers	165,676	10,681	2,385	178,742	238	435	500	1,173

In respect of:
Retail	58,736	5,609	983	65,328	163	246	190	599
Commercial	54,068	5,040	1,400	60,508	75	189	309	573
Other[1]	52,872	32	2	52,906	—	—	1	1
Total loans and advances to customers	165,676	10,681	2,385	178,742	238	435	500	1,173
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	1,120	—	—	1,120	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,120	—	—	1,120	—	—	—	—
Retail - credit cards
RMS 1-6	15,052	369	—	15,421	12	7	—	19
RMS 7-9	96	60	—	156	1	1	—	2
RMS 10	1	8	—	9	—	—	—	—
RMS 11-13	—	11	—	11	—	1	—	1
RMS 14	—	—	13	13	—	—	—	—
	15,149	448	13	15,610	13	9	—	22
Retail - loans and overdrafts
RMS 1-6	3,619	68	—	3,687	7	2	—	9
RMS 7-9	59	31	—	90	1	3	—	4
RMS 10	1	7	—	8	—	1	—	1
RMS 11-13	—	17	—	17	—	8	—	8
RMS 14	—	—	5	5	—	—	—	—
	3,679	123	5	3,807	8	14	—	22
Retail - UK Motor Finance
RMS 1-6	84	—	—	84	—	—	—	—
RMS 7-9	13	4	—	17	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	97	4	—	101	—	—	—	—
Retail - other
RMS 1-6	839	—	—	839	10	—	—	10
RMS 7-9	—	54	—	54	—	3	—	3
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	2	2	—	—	—	—
	839	54	2	895	10	3	—	13
Total Retail	20,884	629	20	21,533	31	26	—	57

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	25,847	44	—	25,891	5	—	—	5
CMS 11-14	3,771	718	—	4,489	7	5	—	12
CMS 15-18	197	206	—	403	1	9	—	10
CMS 19	—	38	—	38	—	2	—	2
CMS 20-23	—	—	4	4	—	—	4	4
	29,815	1,006	4	30,825	13	16	4	33
Other
RMS 1-6	191	—	—	191	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	191	—	—	191	—	—	—	—
CMS 1-10	—	—	—	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—
Total loans and advances to customers	50,890	1,635	24	52,549	44	42	4	90

In respect of:
Retail	20,884	629	20	21,533	31	26	—	57
Commercial	29,815	1,006	4	30,825	13	16	4	33
Other	191	—	—	191	—	—	—	—
Total loans and advances to customers	50,890	1,635	24	52,549	44	42	4	90
Debt securities held at amortised cost
An analysis by credit rating of debt securities held at amortised cost is provided below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,046	—	2,046	2,934	—	2,934
Other asset-backed securities	1,593	20	1,613	874	—	874
	3,639	20	3,659	3,808	—	3,808
Corporate and other debt securities	1,463	16	1,479	1,517	1	1,518
Gross exposure	5,102	36	5,138	5,325	1	5,326
Allowance for impairment losses			(1)			(1)
Total debt securities held at amortised cost			5,137			5,325

The Bank
Asset-backed securities:
Mortgage-backed securities	1,741	—	1,741	2,926	—	2,926
Other asset-backed securities	1,103	—	1,103	798	—	798
	2,844	—	2,844	3,724	—	3,724
Corporate and other debt securities	1,457	15	1,472	1,517	—	1,517
Gross exposure	4,301	15	4,316	5,241	—	5,241
Allowance for impairment losses			(1)			—
Total debt securities held at amortised cost			4,315			5,241
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £8 million for the Group and £nil for the Bank; 2019: £nil for the Group and £nil for the Bank) and not rated (2020: £28 million for the Group and £15 million for the Bank; 2019: £1 million for the Group and £nil for the Bank).
Financial assets at fair value through other comprehensive income (excluding equity shares)
An analysis of financial assets at fair value through other comprehensive income is included in note 18. The credit quality of financial assets at fair value through other comprehensive income is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Debt securities
Government securities	14,267	—	14,267	13,082	—	13,082
Asset-backed securities	—	65	65	—	60	60
Corporate and other debt securities	12,786	142	12,928	11,036	—	11,036
Total debt securities	27,053	207	27,260	24,118	60	24,178
Treasury and other bills	—	—	—	439	—	439
Total financial assets at fair value through other comprehensive income	27,053	207	27,260	24,557	60	24,617
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £65 million; 2019: £60 million) and not rated (2020: £142 million; 2019: £nil).

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Debt securities
Government securities	14,114	—	14,114	12,938	—	12,938
Corporate and other debt securities	10,444	89	10,533	8,783	—	8,783
Total debt securities	24,558	89	24,647	21,721	—	21,721
Treasury and other bills	—	—	—	439	—	439
	24,558	89	24,647	22,160	—	22,160
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			—			—
Total financial assets at fair value through other comprehensive income			24,647			22,160
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £89 million; 2019: £nil).
Debt securities, treasury and other bills held at fair value through profit or loss
An analysis of financial assets at fair value through profit or loss is included in note 14. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have a good quality rating. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below.

	2020			2019
The Group	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading assets
Government securities	—	—	—	290	—	290
Total held as trading assets	—	—	—	290	—	290
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	—	—	—	47	—	47
Total other assets mandatorily at fair value through profit or loss	—	—	—	47	—	47
	—	—	—	337	—	337
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			—			—
Total held at fair value through profit or loss			—			337
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £nil; 2019: £nil).

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Trading assets
Government securities	—	—	—	290	—	290
Total held as trading assets	—	—	—	290	—	290
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	—	—	—	47	—	47
Total other assets mandatorily at fair value through profit or loss	—	—	—	47	—	47
	—	—	—	337	—	337
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			1,203			—
Total held at fair value through profit or loss			1,203			337
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £nil; 2019: £nil).
Derivative assets
An analysis of derivative assets is given in note 15. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net credit risk relating to derivative assets of £4,968 million for the Group and £9,843 million for the Bank (2019: £4,317 million for the Group and £10,326 million for the Bank), cash collateral of £2,702 million for the Group and £1,308 million for the Bank (2019: £2,186 million for the Group and £786 million for the Bank) was held and a further £151 million for the Group and £116 million for the Bank (2019: £120 million for the Group and £66 million for the Bank) was due from OECD banks.

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Trading and other	5,942	1,037	6,979	5,531	1,267	6,798
Hedging	667	5	672	1,047	58	1,105
	6,609	1,042	7,651	6,578	1,325	7,903
Due from fellow Lloyds Banking Group undertakings			690			591
Total derivative financial instruments			8,341			8,494

The Bank
Trading and other	4,442	146	4,588	4,113	209	4,322
Hedging	237	3	240	178	1	179
	4,679	149	4,828	4,291	210	4,501
Due from fellow Lloyds Banking Group undertakings			7,767			9,137
Total derivative financial instruments			12,595			13,638
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £969 million for the Group and £135 million for the Bank; 2019: £953 million for the Group and £135 million for the Bank) and not rated (2020: £73 million for the Group and £14 million for the Bank; 2019: £372 million for the Group and £75 million for the Bank).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.
D.Collateral held as security for financial assets
The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.
Loans and advances to banks
There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £1,626 million for the Group and the Bank (2019: £408 million for the Group and the Bank), against which the Group and the Bank held collateral with a fair value of £1,040 million (2019: £388 million for the Group and the Bank).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Loans and advances to customers
Retail lending
Mortgages
An analysis by loan-to-value ratio of the Group’s and the Bank’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

The Group	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510
80 per cent to 90 per cent	21,508	1,009	74	470	23,061
90 per cent to 100 per cent	555	126	21	190	892
Greater than 100 per cent	151	189	30	497	867
Total	251,418	29,018	1,859	12,511	294,806

The Group	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659
80 per cent to 90 per cent	27,056	1,057	86	677	28,876
90 per cent to 100 per cent	5,663	199	34	207	6,103
Greater than 100 per cent	374	189	31	351	945
Total	257,043	16,935	1,506	13,714	289,198

The Bank	Stage 1	Stage 2	Stage 3	Total gross
	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	36,418	5,639	456	42,513
70 per cent to 80 per cent	3,603	712	66	4,381
80 per cent to 90 per cent	1,298	239	30	1,567
90 per cent to 100 per cent	94	42	9	145
Greater than 100 per cent	12	45	7	64
Total	41,425	6,677	568	48,670

The Bank	Stage 1	Stage 2	Stage 3	Total gross
	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	39,054	3,004	424	42,482
70 per cent to 80 per cent	4,848	529	68	5,445
80 per cent to 90 per cent	2,428	264	38	2,730
90 per cent to 100 per cent	516	49	18	583
Greater than 100 per cent	58	43	10	111
Total	46,904	3,889	558	51,351
Other
The majority of non-mortgage retail lending is unsecured. At 31 December 2020, Stage 3 non-mortgage lending amounted to £538 million, net of an impairment allowance of £492 million (2019: £610 million, net of an impairment allowance of £368 million).
Stage 1 and Stage 2 non-mortgage retail lending amounted to £58,183 million (2019: £54,307 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group's credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Commercial lending
Reverse repurchase transactions
At 31 December 2020 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £54,447 million for the Group and the Bank (2019: £51,624 million for the Group and the Bank) against which the Group held collateral with a fair value of £60,441 million (2019: £50,130 million) and the Bank held collateral worth £55,031 million (2019: £50,130 million) all of which the Group was able to repledge. No collateral in the form of cash was provided in respect of reverse repurchase agreements to the Group or the Bank (2019: £nil for the Group and the Bank). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2020, Stage 3 secured commercial lending amounted to £704 million, net of an impairment allowance of £293 million (2019: £750 million, net of an impairment allowance of £167 million). The fair value of the collateral held in respect of impaired secured commercial lending was £753 million (2019: £744 million) for the Group. In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Financial assets at fair value through profit or loss (excluding equity shares)
Securities held as collateral in the form of stock borrowed amounted to £11,925 million for the Group and £17,391 million for the Bank (2019: £8,867 million for the Group and £8,453 million for the Bank). Of this amount, £10,899 million for the Group and £16,639 million for the Bank (2019: £7,630 million for the Group and £8,178 million for the Bank) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £4,968 million for the Group and £9,843 million for the Bank (2019: £4,317 million for the Group and £10,326 million for the Bank), cash collateral of £2,702 million for the Group and £1,308 million for the Bank (2019: £2,186 million for the Group and £786 million for the Bank) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2020, there were irrevocable loan commitments and other credit-related contingencies of £61,604 million for the Group and £34,940 million for the Bank (2019: £49,199 million for the Group and £29,961 million for the Bank). Collateral is held as security, in the event that lending is drawn down, on £19,548 million for the Group and £1,720 million for the Bank (2019: £12,391 million for the Group and £1,120 million for the Bank) of these balances.
Collateral repossessed
During the year, £125 million of collateral was repossessed (2019: £413 million), consisting primarily of residential property. In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
E.Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Deposits from banks
Included in deposits from banks are balances arising from repurchase transactions of £18,767 million for the Group and £5,087 million for the Bank (2019: £18,105 million for the Group and £2,645 million for the Bank); the fair value of the collateral provided under these agreements at 31 December 2020 was £18,874 million for the Group and £5,197 million for the Bank (2019: £17,545 million for the Group and £2,118 million for the Bank).
Customer deposits
Included in customer deposits are balances arising from repurchase transactions of £9,417 million for the Group and the Bank (2019: £9,530 million for the Group and the Bank); the fair value of the collateral provided under these agreements at 31 December 2020 was £8,087 million for the Group and the Bank (2019: £9,221 million for the Group and the Bank).
Financial liabilities at fair value through profit or loss
The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £nil for the Group and the Bank at 31 December 2020 (2019: £nil for the Group and the Bank).
Securities lending transactions
The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Financial assets at fair value through profit or loss	—	470	1,365	634
Financial assets at fair value through other comprehensive income	2,344	854	969	1,467
	2,344	1,324	2,334	2,101
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in notes 26 and 41.
(2)Market risk
Interest rate risk
Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining deposits are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.
The Group’s risk management policy is to optimise reward whilst managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Lloyds Banking Group Asset and Liability Committee.
The Group and the Bank establish hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group and the Bank are exposed to cash flow interest rate risk on their variable rate loans and deposits together with their floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group and the Bank are exposed to fair value interest rate risk on their fixed rate customer loans, their fixed rate customer deposits and the majority of their subordinated debt. The Group and the Bank apply netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2020 the aggregate notional principal of interest rate swaps designated as fair value hedges was £185,958 million (2019: £160,942 million) for the Group and £58,030 million (2019: £66,833 million) for the Bank with a net fair value asset of £81 million (2019: asset of £467 million) for the Group and a net fair value liability of £4 million (2019: liability of £60 million) for the Bank (note 15). There were losses recognised on the hedging instruments of £87 million (2019: gains of £353 million) for the Group and losses of £225 million (2019: gains of £120 million) for the Bank. There were gains on the hedged items attributable to the hedged risk of £633 million (2019: losses of £200 million) for the Group and gains of £198 million (2019: losses of £163 million) for the Bank. The gains and losses relating to the fair value hedges are recorded in net trading income.
In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2020 was £316,776 million (2019: £417,718 million) for the Group and £93,353 million (2019: £130,477 million) for the Bank with a net fair value asset of £28 million (2019: liability of £393 million) for the Group and a net fair value liability of £31 million (2019: liability of £26 million) for the Bank (note 15). In 2020, ineffectiveness recognised in the income statement that arises from cash flow hedges was a gain of £259 million (2019: gain of £131 million) for the Group and a loss of £27 million (2019: gain of £62 million) for the Bank.
Interest Rate Benchmark Reform
For the purposes of determining whether:
–a forecast transaction is highly probable;
–hedged future cash flows are expected to occur;
–a hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and
–an accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group assumes that the interest rate benchmark on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from the proposed interest rate benchmark reform. In addition, for a fair value hedge of a non-contractually specified benchmark portion of interest rate risk, the Group assesses only at inception of the hedge relationship and not on an ongoing basis that the risk is separately identifiable and hedge effectiveness can be measured.
The Group’s most significant hedge accounting relationships are exposed to the following interest rate benchmarks: Sterling LIBOR, US Dollar LIBOR and EURIBOR.
At 31 December 2020, the Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future and as a result does not anticipate changing the hedged risk to a different benchmark. Accordingly, the Group does not consider its fair value or cash flow hedges of the EURIBOR benchmark interest rate to be directly affected by interest rate benchmark reform.
The notional of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £18,107 million for the Group and £11,221 million for the Bank (2019: £26,774 million for the Group and £12,421 million for the Bank), of which £15,120 million for the Group and £11,221 million for the Bank (2019: £23,467 million for the Group and £12,421 million for the Bank) relates to Sterling LIBOR. These are principally loans and advances to customers in Commercial Banking.
The interest rate benchmark reforms also affect assets designated in fair value hedges with a notional of £107,340 million for the Group and £16,430 million for the Bank (2019: £102,969 million for the Group and £18,977 million for the Bank), of which £103,438 million for the Group and £12,535 million for the Bank (2019: £98,278 million for the Group and £14,286 million for the Bank) is in respect of Sterling LIBOR, and liabilities designated in fair value hedges with a notional of £19,567 million for the Group and £17,775 million for the Bank (2019: £45,183 million for the Group and £38,328 million for the Bank), of which £6,172 million for the Group and £5,455 million for the Bank (2019: £5,890 million for the Group and £4,824 million for the Bank) is in respect of Sterling LIBOR and £13,395 million for the Group and £12,320 million for the Bank (2019: £15,729 million for the Group and £14,517 million for the Bank) is in respect of US Dollar LIBOR. These fair value hedges principally relate to mortgages in Retail and debt securities in issue (for the Bank, principally debt securities in issue).
At 31 December 2020, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £439,139 million for the Group and £134,100 million for the Bank (2019: £576,356 million for the Group and £194,827 million for the Bank), of which £112,027 million for the Group and £21,226 million for the Bank (2019: £116,211 million for the Group and £25,070 million for the Bank) relates to Sterling LIBOR fair value hedges and £294,274 million for the Group and £93,353 million for the Bank (2019: £391,417 million for the Group and £130,477 million for the Bank) relates to Sterling LIBOR cash flow hedges.
The Group is managing the process to transition to alternative benchmark rates under its Group-wide IBOR Transition Programme. This programme has developed an implementation plan for new products and a transition plan for legacy products. The programme also encompasses the associated impacts on systems, processes, accounting and reporting and includes dealing with the impact on hedge accounting relationships of the transition to alternative reference rates.
Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the central market and liquidity risk function in London. The Group also manages foreign currency risk via cash flow hedge accounting, utilising currency swaps.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.
The Group ceased all hedging of the currency translation risk of the net investment in foreign operations on 1 January 2018.
The Group has overseas operations in Europe. Structural foreign currency exposures in respect of operations with a Euro functional currency are £113 million (2019: £52 million) for the Group and £2 million (2019: £2 million) for the Bank.
(3)Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The tables below analyse financial instrument liabilities of the Group and the Bank on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

The Group	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	7,369	1,564	72	19,438	498	28,941
Customer deposits	413,374	9,871	5,366	5,542	595	434,748
Financial liabilities at fair value through profit or loss	40	45	141	1,702	10,110	12,038
Debt securities in issue	5,019	5,195	9,706	33,338	11,594	64,852
Other liabilities (lease liabilities)	10	51	174	626	751	1,612
Subordinated liabilities	81	69	3,609	4,261	3,601	11,621
Total non-derivative financial liabilities	425,893	16,795	19,068	64,907	27,149	553,812

Derivative financial liabilities:
Gross settled derivatives – outflows	4,358	4,818	4,390	15,787	8,397	37,750
Gross settled derivatives – inflows	(3,795)	(4,312)	(4,272)	(15,696)	(8,885)	(36,960)
Gross settled derivatives – net flows	563	506	118	91	(488)	790
Net settled derivative liabilities	4,648	7	89	216	329	5,289
Total derivative financial liabilities	5,211	513	207	307	(159)	6,079

The Group	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2019
Deposits from banks	4,099	2,302	248	17,142	317	24,108
Customer deposits	368,331	11,440	11,861	9,271	1,276	402,179
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,213	14,942
Debt securities in issue	4,174	8,186	15,117	41,816	28,696	97,989
Other liabilities (lease liabilities)	2	60	187	793	935	1,977
Subordinated liabilities	245	1,472	1,711	7,593	6,513	17,534
Total non-derivative financial liabilities	376,881	23,531	29,422	77,945	50,950	558,729

Derivative financial liabilities:
Gross settled derivatives – outflows	2,492	3,053	10,815	25,935	13,884	56,179
Gross settled derivatives – inflows	(968)	(2,636)	(10,744)	(25,838)	(13,829)	(54,015)
Gross settled derivatives – net flows	1,524	417	71	97	55	2,164
Net settled derivative liabilities	14,654	(16)	1	129	383	15,151
Total derivative financial liabilities	16,178	401	72	226	438	17,315
The principal amount for undated subordinated liabilities with no redemption option is included within the over five years column; interest of approximately £23 million (2019: £28 million) per annum for the Group and £16 million (2019: £21 million) for the Bank which is payable in respect of those instruments for as long as they remain in issue is not included beyond five years.

The Bank	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	7,353	1,562	15	1,108	361	10,399
Customer deposits	254,667	7,185	1,334	819	457	264,462
Financial liabilities at fair value through profit or loss	40	45	141	1,701	10,065	11,992
Debt securities in issue	4,502	4,200	6,404	27,908	9,408	52,422
Other liabilities (lease liabilities)	1	34	97	326	445	903
Subordinated liabilities	9	43	3,069	3,517	3,016	9,654
Total non-derivative financial liabilities	266,572	13,069	11,060	35,379	23,752	349,832

Derivative financial liabilities:
Gross settled derivatives – outflows	3,881	4,737	3,433	15,174	6,337	33,562
Gross settled derivatives – inflows	(3,405)	(4,291)	(3,336)	(15,076)	(6,629)	(32,737)
Gross settled derivatives – net flows	476	446	97	98	(292)	825
Net settled derivative liabilities	3,885	5	3	146	208	4,247
Total derivative financial liabilities	4,361	451	100	244	(84)	5,072

The Bank	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2019
Deposits from banks	3,933	2,302	144	824	317	7,520
Customer deposits	227,825	9,620	4,727	1,330	1,176	244,678
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,165	14,894
Debt securities in issue	3,323	4,341	12,569	34,779	26,628	81,640
Other liabilities (lease liabilities)	1	35	109	446	513	1,104
Subordinated liabilities	173	1,416	1,572	6,254	3,497	12,912
Total non-derivative financial liabilities	235,285	17,785	19,419	44,963	45,296	362,748

Derivative financial liabilities:
Gross settled derivatives – outflows	1,631	2,906	10,228	24,164	12,130	51,059
Gross settled derivatives – inflows	(932)	(2,523)	(10,160)	(24,038)	(11,911)	(49,564)
Gross settled derivatives – net flows	699	383	68	126	219	1,495
Net settled derivative liabilities	10,539	(19)	(6)	59	243	10,816
Total derivative financial liabilities	11,238	364	62	185	462	12,311
The following tables set out the amounts and residual maturities of off balance sheet contingent liabilities, commitments and guarantees.

The Group	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,302	337	69	583	2,291
Total contingent liabilities	1,375	337	69	583	2,364
Lending commitments and guarantees	102,279	18,152	9,454	3,588	133,473
Other commitments	1	44	16	64	125
Total commitments and guarantees	102,280	18,196	9,470	3,652	133,598
Total contingents, commitments and guarantees	103,655	18,533	9,539	4,235	135,962
At 31 December 2019
Acceptances and endorsements	17	—	—	—	17
Other contingent liabilities	1,422	349	99	683	2,553
Total contingent liabilities	1,439	349	99	683	2,570
Lending commitments and guarantees	90,953	11,756	10,571	2,983	116,263
Other commitments	5	71	43	52	171
Total commitments and guarantees	90,958	11,827	10,614	3,035	116,434
Total contingents, commitments and guarantees	92,397	12,176	10,713	3,718	119,004

The Bank	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,144	328	68	480	2,020
Total contingent liabilities	1,217	328	68	480	2,093
Lending commitments and guarantees	34,552	16,319	9,127	2,672	62,670
Other commitments	—	27	16	53	96
Total commitments and guarantees	34,552	16,346	9,143	2,725	62,766
Total contingents, commitments and guarantees	35,769	16,674	9,211	3,205	64,859
At 31 December 2019
Acceptances and endorsements	16	—	—	—	16
Other contingent liabilities	1,323	271	99	580	2,273
Total contingent liabilities	1,339	271	99	580	2,289
Lending commitments and guarantees	30,727	9,806	9,694	2,165	52,392
Other commitments	5	71	43	38	157
Total commitments and guarantees	30,732	9,877	9,737	2,203	52,549
Total contingents, commitments and guarantees	32,071	10,148	9,836	2,783	54,838